Quarterly Holdings Report
for
Fidelity Freedom® 2010 Fund
June 30, 2024
F10-NPRT1-0824
1.818356.119
U.S. Treasury Obligations - 0.1%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.33% 7/25/24 (b) (Cost $5,450,817)	5,470,000	5,450,910

Domestic Equity Funds - 14.7%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (c)	1,402,572	17,265,661
Fidelity Series Blue Chip Growth Fund (c)	2,447,329	48,334,748
Fidelity Series Commodity Strategy Fund (c)	296,643	28,854,464
Fidelity Series Growth Company Fund (c)	3,641,915	89,591,098
Fidelity Series Intrinsic Opportunities Fund (c)	1,388,593	16,010,479
Fidelity Series Large Cap Stock Fund (c)	3,635,658	83,402,001
Fidelity Series Large Cap Value Index Fund (c)	1,680,847	26,338,870
Fidelity Series Opportunistic Insights Fund (c)	2,244,825	53,628,859
Fidelity Series Small Cap Core Fund (c)	168,960	1,946,421
Fidelity Series Small Cap Discovery Fund (c)	600,439	6,646,860
Fidelity Series Small Cap Opportunities Fund (c)	1,571,371	23,476,281
Fidelity Series Stock Selector Large Cap Value Fund (c)	4,283,690	58,772,231
Fidelity Series Value Discovery Fund (c)	3,435,152	52,557,825
TOTAL DOMESTIC EQUITY FUNDS (Cost $305,334,868)		506,825,798

International Equity Funds - 16.1%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	2,029,921	30,631,505
Fidelity Series Emerging Markets Fund (c)	4,622,696	42,575,027
Fidelity Series Emerging Markets Opportunities Fund (c)	9,048,771	170,207,389
Fidelity Series International Growth Fund (c)	4,744,287	86,915,343
Fidelity Series International Small Cap Fund (c)	2,901,612	49,472,482
Fidelity Series International Value Fund (c)	6,934,580	87,653,086
Fidelity Series Overseas Fund (c)	6,183,506	87,001,925
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $380,284,800)		554,456,757

Bond Funds - 61.0%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (c)	54,208,899	524,742,145
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	10,194,781	77,786,176
Fidelity Series Emerging Markets Debt Fund (c)	2,293,057	17,908,773
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	642,415	5,685,376
Fidelity Series Floating Rate High Income Fund (c)	303,703	2,727,256
Fidelity Series High Income Fund (c)	2,181,941	18,371,940
Fidelity Series International Credit Fund (c)	462,689	3,752,409
Fidelity Series International Developed Markets Bond Index Fund (c)	15,435,696	131,975,201
Fidelity Series Investment Grade Bond Fund (c)	122,399,885	1,209,310,859
Fidelity Series Long-Term Treasury Bond Index Fund (c)	18,715,450	102,747,819
Fidelity Series Real Estate Income Fund (c)	348,032	3,372,430
TOTAL BOND FUNDS (Cost $2,354,945,252)		2,098,380,384

Short-Term Funds - 8.1%
	Shares	Value ($)
Fidelity Cash Central Fund 5.38% (d)	5,136,647	5,137,674
Fidelity Series Government Money Market Fund 5.42% (c)(e)	223,811,420	223,811,420
Fidelity Series Short-Term Credit Fund (c)	4,942,099	48,778,520
TOTAL SHORT-TERM FUNDS (Cost $277,987,545)		277,727,614

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $3,324,003,282)	3,442,841,463
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1,542,357)
NET ASSETS - 100.0%	3,441,299,106

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE MSCI EAFE Index Contracts (United States)	3	Sep 2024	351,480	231	231
ICE MSCI Emerging Markets Index Contracts (United States)	148	Sep 2024	8,052,680	(2,179)	(2,179)

TOTAL EQUITY INDEX CONTRACTS					(1,948)

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	1,204	Sep 2024	132,421,188	834,624	834,624
CBOT 5-Year U.S. Treasury Note Contracts (United States)	737	Sep 2024	78,548,078	383,466	383,466

TOTAL TREASURY CONTRACTS					1,218,090

TOTAL PURCHASED					1,216,142

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	148	Sep 2024	40,859,100	(87,920)	(87,920)

TOTAL FUTURES CONTRACTS					1,128,222
The notional amount of futures purchased as a percentage of Net Assets is 6.3%
The notional amount of futures sold as a percentage of Net Assets is 1.2%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,753,353.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.38%	5,132,344	18,018,794	18,013,426	58,042	(38)	-	5,137,674	0.0%
Total	5,132,344	18,018,794	18,013,426	58,042	(38)	-	5,137,674

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	526,575,622	12,617,179	21,413,644	275,055	44,665	6,918,323	524,742,145
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	84,875,073	38,145	7,371,792	33,426	(2,253,688)	2,498,438	77,786,176
Fidelity Series All-Sector Equity Fund	17,050,359	100,981	594,435	-	11,884	696,872	17,265,661
Fidelity Series Blue Chip Growth Fund	47,412,366	165,728	3,462,971	-	1,205,921	3,013,704	48,334,748
Fidelity Series Canada Fund	31,721,603	983,330	1,580,632	-	178,480	(671,276)	30,631,505
Fidelity Series Commodity Strategy Fund	22,942,578	6,941,175	1,649,812	-	(748,417)	1,368,940	28,854,464
Fidelity Series Emerging Markets Debt Fund	18,426,814	271,679	671,117	270,578	(123,455)	4,852	17,908,773
Fidelity Series Emerging Markets Debt Local Currency Fund	5,948,163	285	171,354	-	(25,068)	(66,650)	5,685,376
Fidelity Series Emerging Markets Fund	44,381,869	2,577	3,995,915	-	93,039	2,093,457	42,575,027
Fidelity Series Emerging Markets Opportunities Fund	178,143,358	10,314	17,154,407	-	3,009,930	6,198,194	170,207,389
Fidelity Series Floating Rate High Income Fund	2,807,661	62,800	121,813	62,606	(6,753)	(14,639)	2,727,256
Fidelity Series Government Money Market Fund 5.42%	227,060,493	9,557,310	12,806,383	2,964,093	-	-	223,811,420
Fidelity Series Growth Company Fund	88,599,721	603,756	7,400,179	-	2,765,436	5,022,364	89,591,098
Fidelity Series High Income Fund	18,831,117	290,754	659,229	289,678	(47,462)	(43,240)	18,371,940
Fidelity Series International Credit Fund	3,726,585	49,779	1,585	49,779	74	(22,444)	3,752,409
Fidelity Series International Developed Markets Bond Index Fund	135,290,313	4,249,789	4,777,676	1,576,894	(286,246)	(2,500,979)	131,975,201
Fidelity Series International Growth Fund	89,576,341	4,343,381	5,547,495	-	538,837	(1,995,721)	86,915,343
Fidelity Series International Small Cap Fund	52,667,778	3,043	1,830,353	-	291,311	(1,659,297)	49,472,482
Fidelity Series International Value Fund	90,007,442	2,534,846	5,216,471	-	877,432	(550,163)	87,653,086
Fidelity Series Intrinsic Opportunities Fund	16,694,268	399,815	566,112	-	54,499	(571,991)	16,010,479
Fidelity Series Investment Grade Bond Fund	1,243,988,890	22,593,365	48,515,623	13,085,183	(2,675,119)	(6,080,654)	1,209,310,859
Fidelity Series Large Cap Stock Fund	83,609,448	610,478	4,567,551	-	304,326	3,445,300	83,402,001
Fidelity Series Large Cap Value Index Fund	26,238,121	1,553,934	887,611	-	24,258	(589,832)	26,338,870
Fidelity Series Long-Term Treasury Bond Index Fund	124,805,096	3,438,867	22,401,505	935,479	(11,941,487)	8,846,848	102,747,819
Fidelity Series Opportunistic Insights Fund	52,750,485	505,230	3,141,428	-	1,210,550	2,304,022	53,628,859
Fidelity Series Overseas Fund	89,818,009	3,443,117	6,240,642	-	818,549	(837,108)	87,001,925
Fidelity Series Real Estate Income Fund	3,437,905	53,036	122,093	52,811	(3,746)	7,328	3,372,430
Fidelity Series Short-Term Credit Fund	48,945,195	1,620,476	1,889,025	479,672	(3,569)	105,443	48,778,520
Fidelity Series Small Cap Core Fund	1,984,885	9,248	791	9,248	81	(47,002)	1,946,421
Fidelity Series Small Cap Discovery Fund	7,174,961	630,401	244,374	399,335	(2,042)	(912,086)	6,646,860
Fidelity Series Small Cap Opportunities Fund	24,462,508	406,775	834,715	-	41,786	(600,073)	23,476,281
Fidelity Series Stock Selector Large Cap Value Fund	58,544,758	3,548,811	1,964,621	-	27,708	(1,384,425)	58,772,231
Fidelity Series Value Discovery Fund	52,170,550	3,915,926	1,759,998	-	35,095	(1,803,748)	52,557,825
	3,520,670,335	85,556,330	189,563,352	20,483,837	(6,583,191)	22,172,757	3,432,252,879

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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